Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other securities Investments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Government bonds USD ($)	Mar. 31, 2012 Government bonds JPY (¥)	Mar. 31, 2011 Government bonds JPY (¥)	Mar. 31, 2012 Common stocks USD ($)	Mar. 31, 2012 Common stocks JPY (¥)	Mar. 31, 2011 Common stocks JPY (¥)	Mar. 31, 2012 Other debt securities USD ($)	Mar. 31, 2012 Other debt securities JPY (¥)	Mar. 31, 2011 Other debt securities JPY (¥)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount USD ($)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount JPY (¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount JPY (¥)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks USD ($)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks JPY (¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks JPY (¥)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Other debt securities USD ($)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Other debt securities JPY (¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Other debt securities JPY (¥)
Gain (Loss) on Investments [Line Items]
Cost	$ 56,717	¥ 4,661,572	¥ 4,406,028	$ 43,564	¥ 3,580,574	¥ 3,174,236	$ 7,372	¥ 605,889	¥ 670,405	$ 5,781	¥ 475,109	¥ 561,387	$ 1,235	¥ 101,467	¥ 132,272	$ 967	¥ 79,420	¥ 109,203	$ 268	¥ 22,047	¥ 23,069
Gross unrealized gains	6,551	538,404	374,250	882	72,485	21,712	5,403	444,073	336,598	266	21,846	15,940
Gross unrealized losses	813	66,801	115,928	622	51,147	68,778	191	15,643	46,777	0	11	376
Fair value	$ 62,455	¥ 5,133,175	¥ 4,664,350	$ 43,824	¥ 3,601,912	¥ 3,127,170	$ 12,584	¥ 1,034,319	¥ 960,229	$ 6,047	¥ 496,944	¥ 576,951